Commitment and Contingencies	6 Months Ended	12 Months Ended
	Jun. 30, 2026	Dec. 31, 2025
Commitments and Contingencies Disclosure [Abstract]
Commitment and Contingencies

Note 11. Commitment and Contingencies

Consulting Agreement

In December 2020, the Company entered into a consulting agreement with a certain vendor, whereby they agreed to help develop and implement sales strategies for the Company for $10.0 thousand per month as well as a commission fee as defined in the agreement.

In August 2024, the Company entered into a second agreement (the “Second Agreement”) with the same vendor mentioned above whereby the Company and vendor acknowledged an outstanding accounts payable balance of $408.9 thousand owed to the vendor for services provided. The Second Agreement stipulates that in full and final satisfaction of this balance, the Company will: (i) issue 45,000 shares of its common stock to the vendor immediately prior to and contingent upon the consummation of the Merger (see “Note 1 – Organization”), and (ii) pay $208.9 thousand in cash to the vendor within ten days after the closing of the Merger. If the Merger does not close the $408.9 thousand will be payable to the vendor in cash.

The Company evaluated the feature in the Second Agreement whereby the closing of the Merger triggers the obligation to issue 45,000 shares of the Company’s common stock (the “Conversion Feature”) to determine whether the feature should be considered a freestanding financial instrument (as defined in ASC 480-10-20) or whether it should be considered embedded. The Company determined that the Conversion Feature should be considered embedded because it did not meet the definition of a freestanding financial instrument because it was neither i) entered into separately and apart from any of the entity’s other financial instruments, nor was it ii) separately exercisable.

After determining that the Conversion Feature should be considered embedded, the Company determined that it did not require bifurcation as an embedded derivative under ASC 815-15 because it did not meet the net settlement criterion to be considered a derivative.

Subsequent to determining that derivative bifurcation for the Conversion Feature was not required, the Company evaluated its obligations to the vendor under the Second Agreement to determine whether the Second Agreement should be accounted for as an extinguishment (in accordance with ASC 470-50) of the Company’s initial obligations (those obligations prior to the Second Agreement under the initial consulting agreement) and an immediate recognition of the new obligations specified in the Second Agreement. The Company determined that the Second Agreement should be accounted for as an extinguishment because the Conversion Feature represented the addition of a substantive conversion option, as that term is used in ASC 470-50-50-10 (and as it is defined in ASC 470-20-40-7). As the Company determined that the Second Agreement should be accounted for as an extinguishment, it calculated a loss on extinguishment (in accordance with ASC 470-50-40-4) equal to the reacquisition price of the new obligations under the Second Agreement less the net carrying amount of the initial obligation under the initial consulting agreement. The reacquisition price was equal to the fair value of the new obligations on the effective date of the Second Agreement, which was determined to be $478.6 thousand, and the net carrying amount of the initial obligation was $408.9 thousand, which resulted in a loss on extinguishment of $69.7 thousand, which was recorded in loss on extinguishment of payable in the consolidated statement of operations and comprehensive loss for the year ended December 31, 2025. In accordance with ASC 470-20-25-13, the offset to the loss on extinguishment of $69.7 thousand was recorded as an increase to additional paid-in capital as the premium associated with the new obligations issued under the Second Agreement was determined to be substantial. The $408.9 thousand obligation incurred under the initial consulting agreement, which is described in the Second Agreement, is recorded in accounts payable in the consolidated balance sheets as of December 31, 2024.

The fair value of the new obligations used to determine the loss on extinguishment was determined using a probability-weighted expected return method/scenario-based method. The significant inputs to the valuation method were an estimate of the probability of the Merger closing, an estimate of the date the Merger will close, an estimate of the fair value of the Fusemachines shares (estimate based on an income approach and market approach in accordance with Internal Revenue Service Ruling 59-60 for compliance with Internal Revenue Code Section 409A) to be issued upon the closing of the Merger, and an estimated discount rate. As the method for estimating the fair value of the new obligations used significant unobservable inputs, it was determined to represent a Level 3 fair value measurement.

Upon the closing of the business combination, the Company settled its obligation under the Second Agreement through the issuance of 29,610 shares of Fusemachines Inc. common stock, reflecting the application of the 0.6580 conversion ratio to the 45,000 shares of the Company’s common stock, and a partial cash payment of approximately $110 thousand. The remaining $98 thousand obligation was outstanding and was reflected in accounts payable as of December 31, 2025. Further during the six months ended June 30, 2026, the Company made the cash payment of approximately $50 thousand. The remaining $48 thousand obligation is still reflected in accounts payable as of June 30, 2026, unaudited condensed consolidated interim balance sheet.

Legal counsel fee arrangement

In connection with the Business Combination, the Company incurred legal fees payable to its external legal counsel, totalling $1,307 thousand. Pursuant to an agreement entered into in December 2025, Counsel agreed to reduce the outstanding deal-related fees to $600 thousand, which was fully paid in October 2025. Under the same agreement, the Company committed to pay for ongoing legal services, including ordinary course SEC filings, an S-1 registration statement, review of non-disclosure agreements and letters of intent, and attendance at board and committee meetings, covering the period from November 1, 2025, through December 31, 2026, in monthly instalments of $25 thousand from January through May 2026 and $75 thousand from June through December 2026, totalling $700 thousand. The Company’s remaining obligation under this arrangement as of December 31, 2025 was $650 thousand. However, as of June 30, 2026, the remaining commitment related to these services was $450 thousand, the remaining outstanding balance of $75 thousand was included in accounts payable and $100 thousand unbilled services was included in accrued expenses under current liabilities. The Company is also obligated to reimburse such counsel for all out-of-pocket expenses.

Fusemachines Inc. and Subsidiaries Notes to the Condensed Consolidated Interim Financial Statements

Professional service arrangements

In December 2025, the Company entered into a Payment Plan Agreement with a service provider to settle outstanding obligations of $1,032 thousand related to services rendered in connection with the Company’s S-4 registration statements. Under the agreement, the service provider agreed to discount the past-due balance by $555 thousand, resulting in a negotiated settlement amount of $476 thousand.

The Company made an initial payment of $125 thousand in December 2025, which included $45 thousand relating to a one-year subscription for Active disclosure, a software service. The remaining balance is payable in equal monthly installments of $26 thousand, commencing in April 2026 through June 2027. As of December 31, 2025, the company had $397 thousand of unpaid settlement balance out of which $143 thousand was presented in non-current liabilities and the balance was classified within accounts payable under current liabilities.

As of June 30, 2026, the Company had defaulted on two installments due on May 1 and June 1, 2026, aggregating $52 thousand. Under the agreement, this constitutes an event of default, entitling the service provider to terminate the agreement and pursue collection of the full undiscounted outstanding balance of $1,032 thousand, net of amounts already paid. As of the issuance date, the service provider had not issued a default or termination notice, and the Company had not obtained a waiver. Management intends to remit the delinquent and future installments in the near term.   Management has assessed that enforcement of this remedy is reasonably possible but not probable; accordingly, no additional liability has been recognized for the incremental $555 thousand exposure, and the obligation continues to be carried at the negotiated settlement amount. The Company will continue to monitor and reassess this contingency.   As of June 30, 2026, the remaining unpaid settlement balance was $370 thousand ($52 thousand past-due, $318 thousand not yet due), classified within accounts payable under current liabilities, as the remaining term (through June 2027) falls within twelve months of the balance sheet date.

Guarantees and Indemnifications

In the normal course of business, the Company enters into agreements that contain a variety of representations and provide for general indemnification. The Company’s exposure under these agreements is unknown because it involves claims that may be made against the Company in the future. To date, the Company has not paid any claims or has been required to defend any action related to its indemnification obligations. As of June 30, 2026 and December 31, 2025, the Company does not have any material indemnification claims that were probable or reasonably possible and consequently has not recorded related liabilities.

Litigation

Legacy Fusemachines received a legal notice dated March 27,2025, requiring payment of $76.3 thousand to a vendor under a Work Labor & Services agreement due to alleged non-fulfilment of payment obligations. Based on its assessment of the services received and contractual terms, management estimated the payable amount at $41.3 thousand out of which $7.5 thousand was previously paid into an escrow account in 2025 and the remainder is recognized on the audited consolidated balance sheet as of December 31, 2025. During the quarter ended June 30, 2026, the Company entered into a settlement agreement with the vendor and settled the obligation in full for $32.9 thousand, inclusive of the $7.5 thousand previously held in escrow. The resulting difference of $8.5 thousand between the carrying amount of the liability and the settlement consideration was recognised as a gain on extinguishment of payable within other income (expense), net. No amount remained outstanding as of June 30, 2026.

Settlement of a former service provider obligation

During the six months ended June 30, 2026, the Company and a former service provider agreed to a deferred payment arrangement with respect to an outstanding vendor payable of $1,617 thousand. Under the revised payment terms, the full amount of the payable remains due and payable to the vendor, and no reduction in the amount owed was granted; accordingly, the Company has not recognized any gain in connection with this arrangement. As of June 30, 2026, $1,542 thousand of the payable remained outstanding, reflecting payments made to date under the revised schedule, and is included in current liabilities in the unaudited condensed consolidated interim balance sheet.

During the six months ended June 30,2026, the Company reached a settlement agreement with a former service provider resolving an outstanding payable obligation. Under the terms of the settlement, the Company agreed to pay $320 thousand in full satisfaction of a vendor payable previously carried at $818 thousand, reflecting a negotiated reduction of the outstanding obligation. The Company recognized a gain on settlement of $498 thousand, presented within other income (expense), net in the consolidated statements of operations. The remaining settlement obligation of $120 thousand is included in current liabilities in the unaudited condensed consolidated interim balance sheet as of June 30, 2026.

Fusemachines Inc. and Subsidiaries Notes to the Condensed Consolidated Interim Financial Statements

Note 17. Commitment and Contingencies

Consulting Agreement

In December 2020, the Company entered into a consulting agreement with a certain vendor, whereby they agreed to help develop and implement sales strategies for the Company for $10.0 thousand per month as well as a commission fee as defined in the agreement.

In August 2024, the Company entered into a second agreement (the “Second Agreement”) with the same vendor mentioned above whereby the Company and vendor acknowledged an outstanding accounts payable balance of $408.9 thousand owed to the vendor for services provided. The Second Agreement stipulates that in full and final satisfaction of this balance, the Company will: (i) issue 45,000 shares of its common stock to the vendor immediately prior to and contingent upon the consummation of the Merger (see “Note 1 – Organization”), and (ii) pay $208.9 thousand in cash to the vendor within ten days after the closing of the Merger. If the Merger does not close the $408.9 thousand will be payable to the vendor in cash.

The Company evaluated the feature in the Second Agreement whereby the closing of the Merger triggers the obligation to issue 45,000 shares of the Company’s common stock (the “Conversion Feature”) to determine whether the feature should be considered a freestanding financial instrument (as defined in ASC 480-10-20) or whether it should be considered embedded. The Company determined that the Conversion Feature should be considered embedded because it did not meet the definition of a freestanding financial instrument because it was neither i) entered into separately and apart from any of the entity’s other financial instruments, nor was it ii) separately exercisable.

After determining that the Conversion Feature should be considered embedded, the Company determined that it did not require bifurcation as an embedded derivative under ASC 815-15 because it did not meet the net settlement criterion to be considered a derivative.

Subsequent to determining that derivative bifurcation for the Conversion Feature was not required, the Company evaluated its obligations to the vendor under the Second Agreement to determine whether the Second Agreement should be accounted for as an extinguishment (in accordance with ASC 470-50) of the Company’s initial obligations (those obligations prior to the Second Agreement under the initial consulting agreement) and an immediate recognition of the new obligations specified in the Second Agreement. The Company determined that the Second Agreement should be accounted for as an extinguishment because the Conversion Feature represented the addition of a substantive conversion option, as that term is used in ASC 470-50-50-10 (and as it is defined in ASC 470-20-40-7). As the Company determined that the Second Agreement should be accounted for as an extinguishment, it calculated a loss on extinguishment (in accordance with ASC 470-50-40-4) equal to the reacquisition price of the new obligations under the Second Agreement less the net carrying amount of the initial obligation under the initial consulting agreement. The reacquisition price was equal to the fair value of the new obligations on the effective date of the Second Agreement, which was determined to be $478.6 thousand, and the net carrying amount of the initial obligation was $408.9 thousand, which resulted in a loss on extinguishment of $69.7 thousand, which is recorded in loss on extinguishment of payable in the consolidated statement of operations and comprehensive loss for the year ended December 31, 2024. In accordance with ASC 470-20-25-13, the offset to the loss on extinguishment of $69.7 thousand was recorded as an increase to additional paid-in capital as the premium associated with the new obligations issued under the Second Agreement was determined to be substantial. The $408.9 thousand obligation incurred under the initial consulting agreement, which is described in the Second Agreement, is recorded in accounts payable in the consolidated balance sheet as of December 31, 2024.

The fair value of the new obligations used to determine the loss on extinguishment was determined using a probability-weighted expected return method/scenario-based method. The significant inputs to the valuation method were an estimate of the probability of the Merger closing, an estimate of the date the Merger will close, an estimate of the fair value of the Fusemachines shares (estimate based on an income approach and market approach in accordance with Internal Revenue Service Ruling 59-60 for compliance with Internal Revenue Code Section 409A) to be issued upon the closing of the Merger, and an estimated discount rate. As the method for estimating the fair value of the new obligations used significant unobservable inputs, it was determined to represent a Level 3 fair value measurement.

Upon the closing of the business combination, the Company settled its obligation under the Second Agreement through the issuance of 29,610 shares of Fusemachines Inc. common stock, reflecting the application of the 0.6580 conversion ratio to the 45,000 shares of the Company’s common stock, and a partial cash payment of approximately $110 thousand. The remaining $98 thousand obligation is still outstanding and is reflected in accounts payable as of December 31, 2025.

Legal counsel fee arrangement

In connection with the Business Combination, the Company incurred legal fees payable to its external legal counsel, totaling $1,307,653. Pursuant to an agreement entered into in December 2025, Counsel agreed to reduce the outstanding deal-related fees to $600,000, which was fully paid in October 2025. Under the same agreement, the Company committed to pay for ongoing legal services, including ordinary course SEC filings, an S-1 registration statement, review of non-disclosure agreements and letters of intent, and attendance at board and committee meetings, covering the period from November 1, 2025 through December 31, 2026, in monthly instalments of $25,000 from January through May 2026 and $75,000 from June through December 2026, totaling $700,000. The Company’s remaining obligation under this arrangement as of December 31, 2025 is $650,000. The Company is also obligated to reimburse such counsel for all out-of-pocket expenses.

Fusemachines Inc. and Subsidiaries Notes to the Consolidated Financial Statements

Consulting arrangements

In December 2025, the Company entered into a Payment Plan Agreement with a service provider to settle outstanding obligations of $1,032 thousand related to services rendered in connection with the Company’s S-4 registration statements. Under the agreement, the service provider agreed to discount the past-due balance by $555 thousand, resulting in a negotiated settlement amount of $476 thousand.

The Company made an initial payment of $125 thousand in December 2025, which included $45 thousand relating to a one-year subscription for Active disclosure, a software service. The remaining balance is payable in equal monthly installments of $26 thousand, commencing in April 2026 through June 2027.

As of December 31, 2025, the current portion of the settlement obligation (amounts due within twelve months) is classified within accounts payable under current liabilities, with the remaining balance classified as non-current within accounts payable in the balance sheet

Guarantees and Indemnifications

In the normal course of business, the Company enters into agreements that contain a variety of representations and provide for general indemnification. The Company’s exposure under these agreements is unknown because it involves claims that may be made against the Company in the future. To date, the Company has not paid any claims or has been required to defend any action related to its indemnification obligations. As of December 31, 2025 and December 31, 2024, the Company does not have any material indemnification claims that were probable or reasonably possible and consequently has not recorded related liabilities.

Litigation

Legacy Fusemachines received a legal notice dated March 27, 2025, requiring payment of $76.3 thousand to a vendor under a Work Labor & Services agreement due to alleged non-fulfilment of payment obligations. Based on its assessment of the services received and contractual terms, management believes that the amount payable is $41.3 thousand, which has been recognized in its consolidated balance sheet as of December 31, 2025, and intends to contest the remaining portion of the claim. Although there can be no assurance of the outcome of such legal actions, in the opinion of management, the Company does not have a potential liability related to any current legal proceeding or claim that would individually or in the aggregate materially affect its results of operations, financial condition, or cash flows.

Lease obligations

Refer to “Note 18 – Leases” for a description of the Company’s lease obligations as of December 31, 2025 and December 31, 2024.

Fusemachines Inc. and Subsidiaries Notes to the Consolidated Financial Statements